SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Parentheticals) (Details) - US$1 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025 [2]	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Translation of Foreign Currencies (Parentheticals) (Details) [Line Items]
Closing Exchange rate (in Dollars)	[1]	$ 1	$ 1	$ 1
Exchange rate (in Dollars)	[1]	$ 1	$ 1	$ 1

[1]	Other currencies are relevant as of December 31, 2024, due to the establishment of subsidiaries in the region, with no subsidiaries in AUD, VND, GBP, AED and KRW prior to January 1, 2024.
[2]	Other currencies are relevant as of December 31, 2025, due to the establishment of subsidiaries in the region, with no subsidiaries in THB, HKD and EUR prior to January 1, 2025.